Summary of Significant Accounting Policies (Deferred Financing and Leasing Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Capitalized compensation, leasing costs	$ 2.7	$ 3.6	$ 3.8